CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Aug. 31, 2013	Nov. 30, 2012	Nov. 30, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 516,434	$ 347	$ 1,275
Short term deposits	10,002	10,002	0
Prepaid expenses and Accounts receivable	56,626	28,249	1,065
Total current assets	583,062	38,598	2,340
FUNDS IN RESPECT OF RETIREMENT BENEFIT OBLIGATIONS	2,857	1,296	0
PROPERTY AND EQUIPMENT, NET	13,708	8,273	0
Total assets	599,627	48,167	2,340
CURRENT LIABILITIES:
Accounts payable	151,343	135,791	44,513
Accrued expenses	167,027	73,138	5,000
Employees and related payables	121,314	75,879	0
Related parties	42,362	42,362	35,500
Loan	258,333	0
Total current liabilities	740,379	327,170	85,013
LONG-TERM LIABILITIES
Warrants	1,161,956	0
RETIREMENT BENEFIT OBLIGATIONS	3,475	1,553	0
Total long term liabilities	1,165,431	1,553
Total liabilities	1,905,810	328,723	85,013
STOCKHOLDERS' DEFICIENCY:
Common stock of $0.0001 par value - authorized: 1,750,000,000 shares at November 30, 2012 and 2011; issued and outstanding: 49,117,903 and 80,500,000 shares at November 30, 2012 and 2011, respectively	5,114	4,912	8,050
Additional paid-in capital	7,648,402	4,850,348	46,950
Deficit accumulated during the development stage	(8,959,699)	(5,135,816)	(137,673)
Total Stockholders' deficiency	(1,306,183)	(280,556)	(82,673)
Total liabilities net of Stockholders' deficiency	$ 599,627	$ 48,167	$ 2,340